Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Goodwill And Other Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 334	$ 617	$ 734	$ 1,387
Favorable Leases [Member]
Goodwill And Other Intangible Assets [Line Items]
Amortization expense of intangible assets			$ 400	$ 400
Finite-Lived Intangible Assets, Remaining Amortization Period			10 years 1 month 6 days	10 years 10 months 24 days
Customer Database [Member]
Goodwill And Other Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			8 months 12 days	1 year 8 months 12 days